Inventories - Schedule of Inventories Write-Down (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories Write-Down [Abstract]
At beginning of financial year	$ 267,039	$ 258,160
Inventories write-down	37,229	37,557
Reversal of inventories write-down	(77,240)	(28,678)
At end of financial year	$ 227,028	$ 267,039